Fair Value Measurements (Narrative) (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of short-term and long-term debt, including current maturities	$ 4.24	$ 4.76